SCHEDULE OF PREPAYMENTS (Details)		Sep. 30, 2022 USD ($)		Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($)
Less: allowance for doubtful account
Total prepayments		4,269,611
Other Third Party Vendors [Member]
Prepayments	[1]	593,429
Speedprop Global Sdn Bhd [Member]
Prepayments		1,206,757	[2]	RM 5,594,400	[2]
ARX Media Sdn Bhd [Member]
Prepayments		$ 2,469,425	[3]	RM 11,400,000	[3]

[1]	Prepayments to other vendors primarily include prepayment to third-party vendors and service providers for domain renewal services, promotion and advertisement system integration services, and rental deposits.
[2]	On June 19, 2022, the Company entered into an agreement with third-party vendor Speedprop Global Sdn. Bhd. (“Speedprop”), pursuant to which, Speedprop will help the Company develop Augmented Reality (“AR”) travel guide app with key commercial objective to provide personalized instant rebates, voucher distribution, and ad placements for merchants. Total contract price amounted to MYR10.8 million (approximately $2.3 million). As of September 30, 2022, the Company had made prepayment of $1,206,757 (MYR5,594,400) to Speedprop based on contracted payment terms and the progress of the app development. The remaining payment will be made when Speedprop completes the debugging and technical testing and delivers the app to the Company, which is expected to be around March 2023.
[3]	In order to upgrade the Company’s existing software and operating systems to increase the data processing capability, to diversify the Company’s business operation model, and to support its future business expansion, on August 1, 2022, the Company signed a contract with a third-party technology solution company, ARX Media Sdn. Bhd. (“ARX”), to conduct software application design and development for the Company’s Virtual Reality Rebate Mall project (the “Starbox VR Rebate Mall project”). Pursuant to the contract, ARX will help the Company conduct market research, feasibility study, VR Mall Data Management system software conceptualization, visualization, system coding, testing, and debugging, to initialize and rollout the application as a progressive web portal, which can be further developed into a mobile app to allow integration to various platforms. Total contract price for this project amounted to MYR13.5 million (approximately $2.9 million). As of September 30, 2022, the Company had made prepayment of $2,469,425 (MYR11.4 million) to ARX based on contracted payment terms and the progress of the project. The remaining payment will be made when ARX completes the debugging and technical testing and delivers the application to the Company, which is expected to be around April 2023.